Inventory (Details) - Schedule of Inventory (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Inventory [Abstract]
Raw materials	$ 181,194	$ 76,165	$ 18,039
Work in process	119,474	47,106	31,569
Finished goods		144,920	9,111
Total inventories	$ 506,077	$ 268,191	$ 58,719